FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,160,254,338	$ 984,882,908
Total Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	573,382,592	504,778,757
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	570,589,069	466,962,956
PBF Energy Inc. Class A common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	16,282,677	13,141,195
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	589,665,269	517,919,952
Level 1 | Total Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	573,382,592	504,778,757
Level 1 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | PBF Energy Inc. Class A common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	16,282,677	13,141,195
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Total Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | PBF Energy Inc. Class A common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Total Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | PBF Energy Inc. Class A common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	570,589,069	466,962,956
Other | Total Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Other | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	570,589,069	466,962,956
Other | PBF Energy Inc. Class A common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0